Income taxes - Effective Rate Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Effective Rate Reconciliation
Tax benefit (expense) at the statutory rate	$ 7.2	$ (5.2)	$ 24.2
Differences in taxes resulting from:
Change in valuation allowance	(20.7)	2.3	1.4
Tax reserve adjustments	13.9	(42.0)	(0.7)
Foreign tax credits	12.2	10.8	2.2
Results from internal restructuring	7.4	(9.1)	0.0
State taxes expense	(1.7)	(2.9)	(0.7)
Withholding taxes	(1.7)	(1.9)	(0.8)
Tax on Safety Reserve	(0.6)	(15.3)	0.0
Section 197 Intangible as result of internal restructuring	0.0	6.9	0.0
Other, net	(0.7)	(1.8)	(4.3)
Total income tax (expense) on pre-tax earnings	(11.9)	(40.4)	(26.4)
Pre-tax (loss) income	$ (33.7)	23.7	(109.9)
Swedish Tax Authority
Effective Rate Reconciliation
Statutory tax rate (as a percent)	21.40%
Non-Sweden
Differences in taxes resulting from:
Non-Sweden earnings	$ (19.6)	2.3	(18.4)
Pre-tax (loss) income	(11.3)	97.9	(83.8)
Luxembourg
Differences in taxes resulting from:
Tax rate change	(5.8)	0.0	0.4
Other
Differences in taxes resulting from:
Tax rate change	(1.6)	0.1	(29.7)
Sweden
Differences in taxes resulting from:
Tax rate change	$ (0.2)	$ 15.4	$ 0.0